Provision for legal claims	12 Months Ended
Jun. 30, 2018
Provision For Legal Claims
Provision for legal claims
25.	Provision for legal claims

The Company and its subsidiaries are involved in civil, labor, environmental and tax lawsuits and in administrative proceedings of labor, tax and environmental natures. The provision for probable losses arising from these lawsuits is estimated and updated by management, supported by the opinion of the Company’s external legal advisors.

Probable likelihood of loss

	Labor	Administrative	Tax	Civil	Total
At June 30, 2016	1,143	—	312	—	1,455
Additions	431	—	—	619	1,050
Monetary restatement	138	—	—	79	217
Reversal/payments	(313)	—	(117)	(698)	(1,128)
At June 30, 2017	1,399	—	195	—	1,594
Additions	131	300	—	22	453
Monetary restatement	173	—	—	—	173
Reversal/payments	(713)	(300)	—	—	(1,013)
At June 30, 2018	990	—	195	22	1,207

Possible likelihood of loss

The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, and administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors. The contingencies are as follows:

	2018	2017
Civil	11,232	10,719
Tax	4,858	4,315
Labor	964	1,514
Environmental	279	—
	17,333	16,548

Judicial deposits

	2018	2017
Labor	277	611
Tax	1,099	1,051
Civil	129	127
(Note 7)	1,505	1,789